Fair value measurement - Private warrant liabilities (Details) - Level 3 ¥ in Millions	4 Months Ended
Mar. 31, 2025 JPY (¥)
Disclosure of fair value measurement of liabilities [line items]
Initial recognition, December 10, 2024	¥ 56
Change in fair value	(45)
Foreign exchange impact	1
As of March 31,2025	¥ 12